Profit and loss information - Detailed information about exceptional items (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Analysis of income and expense [abstract]
Business restructuring expenses	€ (880)	€ (4,380)	€ (652)	€ (897)	€ (6,987)	€ (914)
Corporate restructuring expenses	(2,520)	(246,447)	(6,282)	(2,592)	(248,550)	(6,318)
Monitoring fee (including Directors fee)	(40)	32	(69)	(80)	(98)	(419)
Impairment	(60)	(229)	(115)	(159)	(377)	(115)
Net sales of assets (loss)	(35)	(70)	(26)	(34)	(44)	(189)
Share based payments	(422)	0	(179)	(1,200)	0	(1,191)
Change in fair value of warrants	24,484	1,920	0	13,735	1,920	0
Other exceptional items	9,872	(44)	(23)	9,457	0	(52)
Of which exceptional items	€ 30,399	€ (249,218)	€ (7,346)	€ 18,230	€ (254,136)	€ (9,198)